Schedule of trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Trade receivables			$ 1,649
Contract assets	221	254	893
Other current assets	82	67	66
Prepayments	2,205	79	277
Other receivables	70,654	9,644	4,027
Current tax receivable			175
Total	$ 73,162	$ 10,044	$ 7,087